Property and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ifrs Statement [Line Items]
Beginning balance	$ 992	$ 6,440
Additions	57	214
Impairment		(451)
Disposals	(22)	(5,213)
Effects of movement in exchange rate	13	2
Ending balance	1,062	992
ACCUMULATED DEPRECIATION
Property and equipment	364	526
Accumulated depreciation and amortisation [member]
Ifrs Statement [Line Items]
Effects of movement in exchange rate	6
ACCUMULATED DEPRECIATION
Beginning balance	466	5,339
Depreciation	248	340
Ending balance	698	466
Computer equipment [Member]
Ifrs Statement [Line Items]
Beginning balance	992	3,175
Additions	57	214
Impairment		(239)
Disposals	(22)	(2,160)
Effects of movement in exchange rate	13	2
Ending balance	1,062	992
ACCUMULATED DEPRECIATION
Property and equipment	364	526
Computer equipment [Member] | Accumulated depreciation and amortisation [member]
Ifrs Statement [Line Items]
Effects of movement in exchange rate	6
ACCUMULATED DEPRECIATION
Beginning balance	466	2,313
Depreciation	248	313
Ending balance	$ 698	466
Furniture and fixtures [member]
Ifrs Statement [Line Items]
Beginning balance		1,210
Impairment		(212)
Disposals		(998)
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
ACCUMULATED DEPRECIATION
Beginning balance		971
Depreciation		27
Leasehold improvements [Member]
Ifrs Statement [Line Items]
Beginning balance		2,055
Disposals		(2,055)
Leasehold improvements [Member] | Accumulated depreciation and amortisation [member]
ACCUMULATED DEPRECIATION
Beginning balance		$ 2,055